U.S. SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C.  20549

		FORM 24F-2
		Annual Notice of Securities Sold
		Pursuant to Rule 24f-2

		Read instructions at end of Form before preparing Form.
		Please print or type.

	1.	Name and address of issuer:

	Nuveen Investment Trust V
	333 West Wacker Drive
	Chicago, IL 60606

	2.	The name of each series or class of securities for which this Form is
	filed (If the Form is being filed for all series and classes of securities of
	the issuer, check the box but do not list series or classes:


	3.	Investment Company Act File Number: 811-21979

	Securities Act File Number: 333-138592

	4(a) Last day of fiscal year for which this Form is filed:

			September 30, 2020

	4(b)	Check box if this notice is being filed late (i.e., more than
90
	calendar days after the end of the issuer's fiscal year). (See
Instruction A.2)

	Note:	If the Form is being filed late, interest must be paid on the
	registration fee due.

	4(c)	Check box if this is the last time the issuer will be filing this
	Form.











	Nuveen Preferred Securities and Income Fund formerly known as Nuveen Preferred Securities Fund
		Series ID S000015514

	5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities
	sold during the fiscal year pursuant
	to section 24(f):	$2,251,145,130

	(ii)	Aggregate price of securities
	redeemed or repurchased during
	the fiscal year:				$ 2,036,765,732

	(iii)	Aggregate price of securities
	redeemed or repurchased during
	any prior fiscal year ending no
	earlier than October 11, 1995
	that were not previously used to
	reduce registration fees payable
	to the Commission:			$ 191,002,254

	(iv)	Total available redemption credits
	[Add items 5(ii) and 5(iii)]:
		$2,227,767,986

	(v)	Net sales - if Item 5(i) is greater
	than Item 5(iv) [subtract Item 5(iv)
	from Item 5(i)]:	$23,377,144

	(vi)	Redemption credits available for
	use in future years			$0
	- if Item 5(i) is less than Item
	5(iv) [subtract Item 5(iv) from
	Item 5(i)]:

	(vii)	Multiplier for determining registra-
	tion fee (See Instruction C.9):	x.0001091

	(viii)Registration fee due [multiply
	Item 5(v) by Item 5(vii)] (enter
	"0" if no fee is due):	=$ 2550.45


	6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to
	rule 24e-2 as in effect before [effective date of rescission of rule
24e-2],
	then report the amount of securities (number of shares or other units)
	deducted here:      -0-    .  If there is a number of shares or other
units
	that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
-0-     .

	7.	Interest due - if this Form is being filed more than 90 days after the
	end of the issuer's fiscal year (see Instruction D):

		+$     -0-

	8.	Total of the amount of the registration fee due plus any interest due
	[line 5(viii) plus line 7]:

		=$2,550.45




























	Nuveen NWQ Flexible Income Fund formerly known as
	Nuveen NWQ Preferred Securities Fund
		Series ID S000027100

	5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities
	sold during the fiscal year pursuant
	to section 24(f):	$856,651,869

	(ii)	Aggregate price of securities
	redeemed or repurchased during
	the fiscal year:				$596,857,685

	(iii)	Aggregate price of securities
	redeemed or repurchased during
	any prior fiscal year ending no
	earlier than October 11, 1995
	that were not previously used to
	reduce registration fees payable
	to the Commission:			$0

	(iv)	Total available redemption credits
	[Add items 5(ii) and 5(iii)]:
		$596,857,685

	(v)	Net sales - if Item 5(i) is greater
	than Item 5(iv) [subtract Item 5(iv)
	from Item 5(i)]:	$259,794,184

	(vi)	Redemption credits available for
	use in future years			$0
	- if Item 5(i) is less than Item
	5(iv) [subtract Item 5(iv) from
	Item 5(i)]:

	(vii)	Multiplier for determining registra-
	tion fee (See Instruction C.9):	x.0001091

	(viii)Registration fee due [multiply
	Item 5(v) by Item 5(vii)] (enter
	"0" if no fee is due):	=$28,343.55


	6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to
	rule 24e-2 as in effect before [effective date of rescission of rule
24e-2],
	then report the amount of securities (number of shares or other units)
	deducted here:      -0-    .  If there is a number of shares or other
units
	that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
-0-     .

	7.	Interest due - if this Form is being filed more than 90 days after the
	end of the issuer's fiscal year (see Instruction D):

		+$     -0-

	8.	Total of the amount of the registration fee due plus any interest due
	[line 5(viii) plus line 7]:

		=$28,343.55




























	Nuveen Gresham Managed Futures Strategy Fund
		Series ID S000062069

	5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities
	sold during the fiscal year pursuant
	to section 24(f):	$1,341,323

	(ii)	Aggregate price of securities
	redeemed or repurchased during
	the fiscal year:				$962,659

	(iii)	Aggregate price of securities
	redeemed or repurchased during
	any prior fiscal year ending no
	earlier than October 11, 1995
	that were not previously used to
	reduce registration fees payable
	to the Commission:			$0

	(iv)	Total available redemption credits
	[Add items 5(ii) and 5(iii)]:
		$962,659

	(v)	Net sales - if Item 5(i) is greater
	than Item 5(iv) [subtract Item 5(iv)
	from Item 5(i)]:	$378,664

	(vi)	Redemption credits available for
	use in future years			$0
	- if Item 5(i) is less than Item
	5(iv) [subtract Item 5(iv) from
	Item 5(i)]:

	(vii)	Multiplier for determining registra-
	tion fee (See Instruction C.9):	x.0001091

	(viii)Registration fee due [multiply
	Item 5(v) by Item 5(vii)] (enter
	"0" if no fee is due):	=$41.31

	6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to
	rule 24e-2 as in effect before [effective date of rescission of rule
24e-2],
	then report the amount of securities (number of shares or other units)
	deducted here:      -0-    .  If there is a number of shares or other
units
	that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
-0-     .

	7.	Interest due - if this Form is being filed more than 90 days after the
	end of the issuer's fiscal year (see Instruction D):

		+$     -0-

	8.	Total of the amount of the registration fee due plus any interest due
	[line 5(viii) plus line 7]:

		=$41.31




	9.	Date the registration fee and any interest payment was sent to the
	Commission's lockbox depository:

	December 10, 2020	CIK#: 0001380786
	Method of Delivery:

	X	Wire Transfer
		Mail or other means

	SIGNATURES


	This report has been signed below by the following persons on behalf of the
	issuer and in the capacities and on the dates indicated.


	By (Signature and Title)* 		/s/ E. Scott Wickerham
							 E. Scott Wickerham
	Vice President and Controller

	Date December 9, 2020

	* Please print the name and title of the signing officer below the signature.